Shareholder Report, Average Annual Return (Details) 74200015800_Franklin Small Cap Value VIP Fund_Class 1_TSR Annual {Class 1}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	7.90%	9.13%	10.09%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.28%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	12.59%	8.88%	9.26%